Summary of Significant Accounting Policies: Fair Value of Financial Instruments, Policy: Schedule of Fair Value Derivative Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Details
Total derivative liabilities	$ 116,508	$ 978,232